TAXATION	12 Months Ended
Dec. 31, 2019
TAXATION
TAXATION

29.  TAXATION

a.    Prepaid income taxes

The breakdown of prepaid income taxes is as follows:

	2018	2019
The Company - Corporate income tax	494	406
Subsidiaries - Corporate income tax	420	992
Total	914	1,398
Current portion	(20)	(310)
Non-current portion (Note 14)	894	1,088

b.    Prepaid other taxes

The breakdown of prepaid other taxes is as follows:

	2018	2019
The Company:
VAT	2,167	2,724
Article 22 - Witholding tax on goods delivery and import	—	6
Article 23 - Witholding tax on services delivery	63	90
Subsidiaries:
VAT	3,792	3,628
Article 4 (2) - Final tax	—	13
Article 23 - Withholding tax on services delivery	1	46
Total	6,023	6,507
Current portion	(3,325)	(3,251)
Non-current portion (Note 14)	2,698	3,256

c.    Current income tax liabilities

The breakdown of current income tax liabilities is as follows:

	2018	2019
The Company:
Article 25 - Installment of corporate income tax	1	6
Article 29 - Corporate income tax	—	1,059
Subsidiaries:
Article 25 - Installment of corporate income tax	14	7
Article 29 - Corporate income tax	389	473
Total	404	1,545

d.    Other tax liabilities

The breakdown of other tax liabilities is as follows:

	2018	2019
The Company:
Article 4 (2) - Final tax	18	43
Article 21 - Individual income tax	47	101
Article 22 - Withholding tax on goods delivery and import	3	7
Article 23 - Withholding tax on services delivery	36	38
Article 26 - Withholding tax on non-resident income	3	9
VAT - Tax collector	334	487
Sub-total	441	685
Subsidiaries:
Article 4 (2) - Final tax	75	153
Article 21 - Individual income tax	113	108
Article 22 - Withholding tax on goods delivery and import	5	3
Article 23 - Withholding tax on services delivery	110	80
Article 26 - Withholding tax on non-resident income	7	5
VAT	25	852
Sub-total	335	1,201
Total	776	1,886

e.    The components of consolidated income tax expense (benefit) are as follows:

	2017	2018	2019
Current
The Company	586	236	1,272
Subsidiaries	10,771	9,196	9,347
Sub-total	11,357	9,432	10,619
Deferred
The Company	(1,608)	(159)	15
Subsidiaries	209	93	(195)
Sub-total	(1,399)	(66)	(180)
Net income tax expense	9,958	9,366	10,439

f.    Reconciliation of income tax expense

The details of the net income tax expense for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017	2018	2019
Estimated taxable income (loss) of the Company	(861)	400	6,007
Corporate income tax:
Current corporate income tax expense:
The Company	—	80	1,201
Subsidiaries	10,766	9,193	9,344
Current income tax expense of previous year:
The Company	—	99	1
Final tax expense:
The Company	586	57	70
Subsidiaries	5	3	3
Total income tax expense - current	11,357	9,432	10,619

Income tax expense (benefit) - deferred - effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	(197)	(27)	70
Cost to obtain contracts	—	38	54
Leases	0	2	7
Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)	26	(36)	4
Amortization of (addition to) deferred installation fee	1	(18)	0
Tax loss utilization (recognition)	(172)	172	—
Allowance for expected credit losses	(206)	(132)	(88)
Provision for employee benefits	(38)	32	(15)
Amortization of intangible assets, land rights and others	(10)	(10)	(10)
Depreciation and gain on disposal or sale of property and equipment	(1,012)	(180)	(7)
Net	(1,608)	(159)	15
Telkomsel
Leases	177	170	90
Trade receivables write-off (allowance for expected credit losses)	(41)	(88)	88
Amortization of license	12	58	33
Provision for employee benefits	(68)	(83)	(83)
Depreciation and gain on disposal or sale of property and equipment	(55)	64	(68)
Net	25	121	60
Subsidiaries - others - net	184	(28)	(255)
Net income tax benefit - deferred	(1,399)	(66)	(180)
Income tax expense - net	9,958	9,366	10,439

The reconciliation between the income tax expense calculated by applying the applicable tax rate of 20% to the profit before income tax less income subject to final tax, and the net income tax expense as shown in the consolidated statements of profit or loss and other comprehensive income is as follows:

	2017	2018	2019
Profit before income tax consolidation	42,628	36,077	38,299
Less: consolidated income subject to final tax - net	(1,491)	(1,277)	(1,141)
Net	41,137	34,800	37,158
Income tax expense calculated at the Company’s applicable statutory tax rate of 20%	8,228	6,960	7,432
Difference in applicable statutory tax rate for subsidiaries	2,046	1,753	1,531
Non-deductible expenses	767	423	827
Final income tax expense	591	60	73
Unrecognized deferred tax	4	(2)	323
Deferred tax assets on fixed assets revaluation for tax purpose	(1,796)	—	—
Others	118	172	253
Net income tax expense	9,958	9,366	10,439

Tax Law No. 36/2008 with implementing rules under Government Regulation No. 56/2015 stipulates a reduction of 5% from the top rate applicable to qualifying listed companies, for those whose stocks are traded in the IDX which meet the prescribed criteria that the public owns 40% or more of the total fully paid and traded shares, and such shares are owned by at least 300 parties, with each party owning less than 5% of the total paid-up shares. These requirements must be met by a company for a period of 183 days in one fiscal year. The Company has met all of the required criteria; therefore, for the purpose of calculating income tax expense and liabilities for the financial reporting years ended December 31, 2017, 2018, and 2019, the Company has reduced the applicable tax rate by 5%.

The Company applied the tax rate of 20% for the years ended December 31, 2017, 2018, and 2019. The subsidiaries applied the tax rate of 25% for the years ended December 31, 2017, 2018, and 2019.

The Company will submit the above taxable income and current income tax expense computation in its Annual Tax Return for fiscal year 2019 that will be reported to the Tax Office based on prevailing regulations. The amount of corporate income tax for the year ended December 31, 2018, is different with what was reported in the annual tax return due to adjustment of fiscal correction from tax assessment for fiscal year 2017.

g.    Tax assessments

(i)   The Company

VAT fiscal year 2007

On November 15, 2013, the Company received Tax Underpayment Assessment Letters  (“SKPKBs”) for the underpayment of VAT for the fiscal period January  to September and November 2007 amounting to Rp142 billion.

On January 20, 2014, the Company filed its objection to the Tax Authorities, and in December 2014, Tax Authorities issued a decision which rejected the objections. The Company  accepted the assessment on the underpayment of VAT amounting to Rp22 billion (including penalty of Rp10 billion). The accepted portion was charged to the 2014 consolidated statements of profit or loss and other comprehensive income. The portion of VAT international incoming call interconnection amounting to Rp120 billion (including penalty of Rp39 billion) is recognized as claim for tax refund.

On March 12, 2015, the Company has filed an appeal to the Tax Court on the rejection of its objection to the assessment of VAT international incoming call interconnection.

On August 1 and 2, 2017, the Tax Court issued a verdict regarding to VAT international incoming call interconnection appeal process. The verdict stated that the international incoming call interconnection transaction is the taxable services and categorized as export service that subject to 0% VAT and granted all the Company’s appeal. In September 2017, the Company received tax refund amounting to Rp116 billion and for remaining balance amounting to Rp5 billion has been compensated to Tax Collection Letter ("STP") for withholding tax article 21 and SKPKBs of VAT on tax collected and self-assessed offshore VAT for fiscal year 2012. On October 26 and November 23, 2017, the Company received a notification from Tax Court that Tax Authorities filed a request for judicial review. On November 23 and December 21, 2017, to response the judicial review from Tax Authorities, the Company filed the contra memorandum for judicial review to Supreme Court (“SC”) regarding to VAT international incoming call interconnection.

In September and November 2018, the Company received the verdicts from the SC, which were decided in April and October 2018, as the result of the tax audit for fiscal period June to August and November 2007. Based on the verdict, the SC rejected the Tax Authorities' judicial review and strengthen the Tax Court's verdict.

In January, February and March 2019, the Company received the SC’s verdicts, which were decided in October and December 2018, as the result of the tax audit for fiscal period January to April and September 2007. On September 19, 2019, the Company received the verdict from the SC, which was decided on May, 8, 2019, as the result of the tax audit for fiscal period  May 2007. Based on the verdict, the SC rejected the Tax Authorities’ judicial review and strengthen the Tax Court’s verdict. Accordingly, the Company has received all the SC’s verdicts as the result of the assessment regarding to VAT international incoming call interconnection for fiscal period January to September and November 2007 that strengthen the Company’s tax treatment regarding to the VAT for international incoming call interconnection transactions.

Income tax and VAT fiscal year 2011

On October 21, 2014, the Company received SKPKBs from the Tax Authorities as the result of the tax audit for fiscal year 2011. Based on SKPKBs, the Company received VAT underpayment assessment for the fiscal period January to December 2011 amounting to Rp182.5 billion (including penalty of Rp60 billion) and corporate income tax underpayment amounting to Rp2.8 billion (including penalty of Rp929 million). The accepted portion of SKPKBs amounting to Rp4.7 billion (including penalty of Rp2 billion) was charged to the 2014 consolidated statements of profit or loss and other comprehensive income. The portion of VAT international incoming call interconnection amounting to Rp177.9 billion (including penalty of Rp58 billion) is recognized as claim for tax refund.

VAT fiscal year 2011

On January 7, 2015, the Company filed an objection and on October 20, 2015, Tax Authorities issued a rejection regarding this objection.

On January 20, 2016, the Company filed an appeal on the Tax Court on the rejection of its objection to the assessment of VAT international incoming call interconnection.

On April 4 and 5, 2017, the Tax Court issued a verdict which were decided on March 20, 2017, regarding to VAT international incoming call interconnection appeal process. The verdict stated that the international incoming call interconnection transaction is the taxable services and categorized as export service that subject to 0% VAT and granted the Company’s appeal for the fiscal period January and September to December 2011 amounting to Rp73.9 billion. Tax Court rejected the Company’s appeal for the fiscal period February to August 2011 amounting to Rp104 billion, since the Company did not meet the administrative requirement. Regarding this rejection, on June 19 and 21, 2017, the Company filed a request for judicial review. In May 2017, the Company received tax refund for the fiscal period January and September to December 2011 amounting to Rp73.9 billion which compensated with STP for fiscal year 2013 and 2014 amounting to Rp59.9 billion and Rp14 billion, respectively.

On October 15, 2018, the Company received a notification from Tax Court that Tax Authorities filed  a request for judicial review for the fiscal period January and September to December 2011. On November 13, 2018, to response the judicial review from Tax Authorities, the Company filed contra memorandum for judicial review to SC for the fiscal period January and September to December 2011. In April and November 2018, the Company received a notification from Tax Court that Tax Authorities filed a contra memorandum for judicial review for the fiscal period February to August 2011.

In May to September, and November, 2019, the Company has received the SC's verdicts, which were decided in March, April, May, July, August, and September 2019, wherein the SC has granted the Company's judicial review for fiscal period February, March, and May to August 2011 and rejected the Tax Authorities judicial review for the fiscal period January and September to December 2011. On August 21, 2019, the Company received tax refund for fiscal period March, May, and June 2011 amounting to Rp44 billion. Regarding the verdict for the fiscal period April 2011, which was decided in April 2019, the SC granted the Company's appeal request and the verdict has been uploaded through the SC's website. Accordingly, as of the date of approval and authorization for the issuance of these consolidated financial statements, the appeal process for fiscal period January to December 2011 has obtained the legal force from the SC.

Income tax and VAT fiscal year 2012

On May 3, 2016, the Tax Authorities issued Field Tax Audit Notification Letter for fiscal period January to December 2012. On November 3, 2016, Tax Authorities issued SKPKBs for fiscal year 2012, wherein the Company was liable for underpayment of corporate income tax amounting to Rp991.6 billion (including penalty of Rp321.6 billion), VAT underpayment amounting to Rp467 billion (including penalty of Rp153.5 billion), self-assessed offshore VAT underpayment amounting to Rp1.2 billion (including penalty of Rp392 million), VAT on tax collected underpayment amounting to Rp57 billion (including penalty of Rp18.5 billion). The Company also received STP for VAT amounting to Rp37.5 billion, withholding tax article 21 underpayment amounting to Rp16.2 billion (including penalty of Rp5.3 billion), final withholding tax article 21 underpayment amounting to Rp1.2 billion (including penalty of Rp407 million), withholding tax article 23 underpayment amounting to Rp63.5 billion (including penalty of Rp20.6 billion), withholding tax article 4(2) underpayment amounting to Rp25 billion (including penalty of Rp8.1 billion), and withholding tax article 26 underpayment amounting to Rp197.6 billion (including penalty of Rp64 billion). The Company has agreed to the recalculation of input tax credit on international incoming call interconnection services amounting to Rp35.2 billion, corporate income tax amounting to Rp613.3 million, and withholding tax article 26 amounting to Rp311.5 million that have been charged in the 2016 consolidated statements of profit or loss and other comprehensive income. On November 16, 2016, the Company filed an objection regarding to the remaining assessments.

On March 1, 2017 and May 9, 2017, the Company received the decision letter from Tax Authorities for the underpayment of self-assessed offshore VAT amounting to Rp1.8 million (including penalty of Rp0.6 million) and the underpayment of VAT on tax collected amounting to Rp4.4 billion (including penalty of Rp1.4 billion). Based on the decision letter, the Company decided to accept the decision from Tax Authorities.

On October 19, 2017, the Tax Authorities issued decision letter on Company’s objections, wherein the Tax Authorities has decreased the Company’s underpayment for corporate income tax and increased of the Company's underpayment for withholding tax article 21, final withholding tax article 21, withholding tax article 23, withholding tax article 4 (2), and withholding tax article 26. Based on decision letter, the Company was liable for underpayment of withholding tax article 21 amounting to Rp20.7 billion (including penalty of Rp6.7 billion), underpayment of final withholding tax article 21 amounting to Rp23.8 billion (including penalty of Rp7.7 billion), underpayment of withholding tax article 23 amounting to Rp115.7 billion (including penalty of Rp37.5 billion), underpayment of withholding tax article 4(2) amounting to Rp25 billion (including penalty of Rp8.1 billion), underpayment of withholding tax article 26 amounting to Rp197.6 billion (including penalty of Rp64.1 billion), and underpayment of corporate income tax amounting to Rp496.4 billion (including penalty of Rp161 billion). On October 30 and 31, 2017, the Tax Authorities issued decision letter on Company’s objection, wherein the Tax Authorities has decreased and increased the Company’s underpayment of VAT for the fiscal period January to December 2012 amounting to Rp429.3 billion (including penalty of Rp141.2 billion).

On January, 17 and 26, 2018, the Company filed an appeal on the rejection of its objection. In September 2018, the Tax Authorities issued the revision of decision letter on Company's objection, wherein the Tax Authorities has decreased the Company's underpayment of VAT for fiscal period March, April, September, and December 2012 amounting to Rp9.9 billion (including penalty of Rp3.2 billion). Therefore, as of December 31, 2018, the underpayment of VAT fiscal period January to December 2012 amounting to Rp419.4 billion (including penalty of Rp138 billion).

On December 16, 2019, the Company received the Tax Court's verdict regarding tax dispute for all taxes for fiscal year 2012. The Tax Court granted the several Company's request regarding withholding tax. Therefore, the amount should be paid by the Company for withholding tax article 21 amounting to Rp52.4 milion (including penalty of Rp17 million), withholding tax article 23 amounting to Rp1.4 billion (including penalty of Rp0.4 billion), withholding tax article 26 amounting to Rp802.6 million (including penalty of Rp260.3 million), and withholding tax article 4 (2) amounting to Rp1.3 million (including penalty of Rp0.4 million). Regarding appeal request for final withholding tax article 21, the Tax Court granted all the Company's appeal. Furthermore, the Tax Court granted the several Company's appeal regarding corporate income tax and VAT. Therefore, the amount should be paid by the Company for corporate income tax amounting to Rp29.6 billion (including penalty of Rp9.6 billion) and VAT amounting to Rp51.1 billion (including penalty of Rp17.5 billion). As of the date of approval and authorization for the issuance of these consolidated financial statements, the Company has received all copies of the verdicts and agreed to paid the underpayment for withholding tax article 21, withholding tax article 23, withholding tax article 26, withholding tax article 4 (2), corporate income tax and VAT.

VAT fiscal period November and December 2014

On September 11, 2017 and January 9, 2018, the Tax Authorities issued Field Tax Audit Notification Letter for fiscal period December and November 2014 regarding claim for tax refund overpayment of VAT correction for fiscal period November and December 2014 amounting to Rp129 billion and Rp86.7 billion, respectively. On July 25 and September 7, 2018, the Company received SKPLBs for fiscal period December and November 2014 amounting to Rp122.5 billion and Rp84.4 billion, respectively. On August 24, 2018, the Company received tax refund amounting to Rp122.5 billion for December 2014 period. In October 2018, the Company received tax refund amounting to Rp80.8 billion and for the remaining balance amounting to Rp3.6 billion for fiscal period November 2014 has been compensated to SKPKBs for self- assessed offshore VAT for fiscal period March, April, and June 2015, STP for VAT for fiscal period November 2014, and other tax assessment letters. As of the date of approval and authorization for the issuance of these consolidated financial statements, the Company did not received tax assessment letter for fiscal period January to October 2014.

Income tax and VAT fiscal year 2015

On August 23, 2016, the Tax Authorities issued Field Tax Audit Notification Letter for fiscal period January to December 2015.

On  April 25, 2017, the Tax Authorities issued Tax Overpayment Assessment Letter  (“SKPLB”) for overpayment of corporate income tax amounting to Rp147 billion, and SKPKBs for underpayment of VAT amounting to Rp13 billion (including penalty of Rp4.1 billion), underpayment of VAT on tax collected amounting to Rp6 billion (including penalty of Rp1.5 billion), underpayment of self-assessed offshore VAT amounting to Rp55.3 billion (including penalty of Rp16.8 billion). The Company also received STP for VAT amounting to Rp34 billion, VAT on tax collected amounting to Rp7 billion, and self-assessed offshore VAT amounting to Rp8 billion. The Company accepted tax audit decision amounting to Rp17 billion for corporate income tax, to transfer deductible temporary differences related to provision for incentives to fixed wireless (Flexi) subscribers’ migration amounting to Rp42 billion from Annual Tax Return of corporate income tax fiscal year 2015 to Annual Tax Return of corporate income tax fiscal year 2016. The Company also accepted underpayment of VAT, underpayment of VAT on tax collected, and STP for VAT on tax collected amounting to Rp13 billion,  Rp5.9 billion, and Rp7.7 billion, respectively.  The accepted portion was charged to the 2017 consolidated statements of profit or loss and other comprehensive income. On July 24, 2017, the Company filed Objection Letter to the Tax Authorities for corporate income tax amounting to Rp210.5 billion and self-assessed offshore VAT amounting to Rp55 billion.

On May 3 and 22, 2018, the Tax Authorities issued decision letter on Company’s objections for SKPLB of self-assessed offshore VAT amounting to Rp54.6 billion, wherein Tax Authorities has decreased the Company's underpayment and granted all the Company’s objection. The Company has agreed with the Tax Authorities's decision regarding SKPLB of self-assessed offshore VAT amounting to Rp793 million and has been charged in the 2018 consolidated statements of profit or loss and other comprehensive income. On July 18, 2018, the Tax Authorities issued Decision Letter on Company’s objections for SKPLB of corporate income tax, wherein the Tax Authorities has granted the several Company’s objection and additional amount of overpayment which should be received amounting to Rp76 billion. On October 10, 2018, the Company filed an appeal. As of the date of approval and authorization for the issuance of these consolidated financial statements, the appeal is still in process.

Income tax and VAT fiscal year 2016

On August 25, 2017, the Tax Authorities issued Field Tax Audit Notification Letter for fiscal periods January to December 2016.

On June 7, 2018, Tax Authorities issued SKPLB of corporate income tax amounting to Rp15.3 billion, SKPKB of withholding tax article 26 amounting to Rp556.7 million (including penalty of Rp180.5 million), and SKPLB of VAT amounting to Rp922.7 billion. The Company accepted the assessment on the overpayment of corporate income tax amounting to Rp15.3 billion and for the remaining balance amounting to Rp99.1 billion was charged as current income tax expense on tax assesment, underpayment of withholding tax article 26 amounting to Rp557 million, and correction of VAT In amounting to Rp10.5 billion, STP for VAT on tax collected amounting to Rp7.1 billion, VAT on free gifts amounting to Rp7.3 billion, VAT on transfer asset amounting to Rp1.2 billion, and STP for VAT amounting to Rp1.7 billion. The accepted portion was charged to the 2018 consolidated statements of profit or loss and other comprehensive income. In July 2018, the Company received tax refund amounting to Rp882.7 billion and for the remaining balance amounting to Rp39.9 billion has been compensated to STP for VAT amounting to Rp31.9 billion, VAT on tax collected amounting to Rp7.1 billion, withholding tax article 23 amounting to Rp556 million, and withholding tax article 21 amounting to Rp300 million. On August 31, 2018, the Company filed an objection to the Tax Authorities for VAT international incoming call interconnection services amounting to Rp151.7 billion and STP for VAT amounting to Rp30.3 billion.

On March 11 and May 27, 2019, the Tax Authorities issued decision letter on Company's objections, wherein the Tax Authorities granted all objections from the Company and increased the amount of overpayment for the fiscal period January to December 2016. In April and July 2019, the Company received tax refund amounting to Rp151.7 billion and amounting to Rp1.9 million has been compensated to withholding tax article 21 for several fiscal periods.

Income tax and VAT fiscal year 2017

On November 6, 2018, the Tax Authorities issued Field Tax Audit Notification Letter for fiscal period January to December 2017.

On November 13 and 14, 2019, the Tax Authorities issued SKPLB of corporate income tax amounting to Rp294.4 billion from overpayment amounting to Rp294.5 billion, SKPLB of VAT amounting to Rp746.9 billion from overpayment amounting to Rp748.3 billion, and SKPKB of withholding tax article 21 amounting to Rp1.8 billion (including penalty of Rp0.5 billion). The Company accepted the tax corrections amounting to Rp1.5 billion which consists of corporate income tax amounting to Rp0.1 billion and input VAT which cannot be credited amounting to Rp1.4 billion. Furthermore, the Company received STP and SKPKB regarding VAT on tax collected amounting to Rp1.2 billion and Rp957 million (including penalty of Rp0.3 billion), respectively. On November 14, 2019, the Tax Authorities issued Notice of Nil Tax Assessment ("SKPN") regarding self-assessed offshore VAT, withholding tax article 21 final, withholding tax article 22, withholding tax article 26, withholding tax article 4 (2). The accepted portion has been charged in the consolidated statements of profit or loss and other comprehensive income. As of the date of approval and authorization for the issuance of these consolidated financial statements, the Company has received corporate income tax refund amounting to Rp292.3 billion and amounting to Rp2.1 billion has been compensated to SKPKB and STP of VAT on tax collected.

Income tax fiscal year 2018

In December 2019, the Company reported overpayment and claim for tax refund on Annual Corporate Income Tax Return for fiscal year 2018 amounting to Rp102.7 billion. As of the date of approval and authorization for the issuance of these consolidated financial statements, the Company has not yet receive Field Tax Audit Notification Letter from Tax Authorities, as a follow up of the claim of tax refund.

(ii)   Telkomsel

Income tax and VAT fiscal year 2006

In December 2013, the Tax Court accepted Telkomsel’s appeal on the 2006 VAT and withholding taxes totaling Rp116 billion.

In February 2014, Telkomsel received the refund.

On July 3, 2015, in response to Telkomsel’s letter claiming for interest income related to favorable 2006 VAT and withholding tax verdicts, the Tax Authorities informed Telkomsel that the claim cannot be granted since the Tax Authorities filed a request for judicial review to the SC.

On August 19, 2016, Telkomsel received a notification from the Tax Court that the Tax Authorities filed a request for judicial review to SC for the fiscal year 2006 VAT amounting to Rp108 billion. Telkomsel filed a contra memorandum for judicial review to the SC on September 14, 2016.

In April 2017, Tax Authorities has granted Telkomsel’s claim for interest income which subsequently compensate with the corporate income tax installment for the period of April 2017.

In July 2018, Telkomsel received the official verdict from the SC which stated that the SC has rejected the Tax Authorities judicial review.

Income tax and VAT fiscal year 2010

In May and June 2012, Telkomsel received the refund of the penalty on the underpayment of income tax article 25 for fiscal year 2010 amounting to Rp15.7 billion based on the Tax Court’s verdict. On July 17, 2012, the Tax Authorities filed a judicial review to the SC on the Tax Court’s Verdict. On September 14, 2012, Telkomsel filed a contra memorandum for judicial review to the SC. On May 24, 2012, Telkomsel filed an objection to the Tax Authorities for the 2010 underpayment of VAT amounting to Rp290.6 billion (including penalty of Rp67 billion) and recorded it as a claim for tax refund.

On May 2, 2016, Telkomsel received a notification from the Tax Court that the Tax Authorities filed a request for judicial review for 2010 underpayment of VAT amounting to Rp290.6 billion. On May 27, 2016, Telkomsel filed a contra memorandum for judicial review to the SC. In July 2016, conservatively, Telkomsel recognized the tax penalty amounting to Rp15.7 billion as expense based on its previous experience on a similar income tax case.

On May 9, 2017, Telkomsel received the official verdict from the SC which rejected Telkomsel’s judicial review, therein Telkomsel paid the underpayment on July 10, 2017. On July 19, 2017, Telkomsel filed the second judicial review to contest against the SC’s verdict.

On August 8, 2018, the SC accepted Telkomsel’s judicial review.

On February 18, 2019, Telkomsel received “Surat Pelaksanaan Putusan Peninjauan Kembali”  (“SP2PK”) from the Tax Authorities regarding the VAT for fiscal year 2010 amounting to Rp290.6 billion. On March 25, 2019, Telkomsel received tax refund from the Tax Authorities regarding the VAT for fiscal year 2010 amounting to Rp290.6 billion.

Income tax and VAT fiscal year 2011

On February 15, 2016, Telkomsel filed an appeal to the Tax Authorities for the underpayment of corporate income tax for fiscal year 2011 amounting to Rp250 billion (including penalty of Rp81.1 billion). Subsequently, on March 17, 2016, Telkomsel also filed an appeal to the Tax Court for the underpayment of VAT for fiscal year 2011 amounting to Rp1.2 billion (including penalty of Rp392 million).

On February 6, 2017, Telkomsel received the Tax Court's verdict for VAT cases of Rp1.2 billion in favor of Telkomsel. Subsequently, Telkomsel received the tax refund in March and June 2017. On March 2, 2017, Telkomsel received the Tax Court's verdict for the underpayment of corporate income tax which partially accepted Telkomel's appeal amounting to Rp247.6 billion and recorded the amount as part of claim for tax refund. On August 31, 2017, Telkomsel received the tax refund. In July and October 2017, Telkomsel received notification that the Tax Authorities filed a request for judicial review to the SC for corporate income tax and VAT amounting to Rp62 billion and Rp1.2 billion, respectively. Telkomsel submitted the contra memorandum for judicial review in August and November 2017.

As of December 31, 2018, Telkomsel has received partial official verdicts from the SC which rejected the Tax Authorities’s judicial review for VAT case amounting to Rp1.1 billion.

On October 17, 2019, Telkomsel filed a letter to Tax Court requesting the remaining official verdicts regarding VAT which have been announced by SC in favor of Telkomsel. In October 2019, Telkomsel has received the official verdict from the SC which rejected the Tax Authorities' judicial review for corporate income tax amounting to Rp62 billion.

Income tax and VAT fiscal year 2014

On May 31, 2019, Telkomsel received the SKPKB and STP for the fiscal year 2014 amounting to Rp150.6 billion (including penalty of Rp54.6 billion). Telkomsel accepted and paid the portion of Rp16.5 billion on June 27, 2019 and recorded as other expense. On August 20, 2019, Telkomsel has paid amounting to Rp99.1 billion and recorded as claim for tax refund. Subsequently, on August 23, 2019, Telkomsel filed an objection to the Tax Authorities amounting to Rp134.1 billion. As of the date of approval and authorization for the issuance of these consolidated financial statements, the objection is still in process.

Income tax and VAT fiscal year 2015

On August 1, 2019, Telkomsel received the SKPKB and STP for fiscal year 2015 amounting to Rp384.8 billion (including penalty of Rp128.6 billion). On August 28, 2019, Telkomsel has paid the underpayment amount (including the penalty). For the amount of Rp34.6 billion was charged to the statement of profit or loss and other comprehensive income and for the remaining portion amounting to Rp350.2 billion was recorded as claim for tax refund. On September 24, 2019, Telkomsel filed an objection to the Tax Authorities amounting to Rp350.2 billion. As of the date of approval and authorization for the issuance of these consolidated financial statements, the objection is still in process.

h.   Tax incentives

In December 2015, the Company took advantage of the Economic Policy Package V in the form of tax incentives for fixed assets revaluation as stipulated in the Ministry of Finance Regulation (“PMK”) No. 191/PMK.010/2015 juncto PMK No. 233/PMK.03/2015 juncto PMK No. 29/PMK.03/2016. In accordance with the PMK, the Company is allowed to revalue its fixed assets for tax purposes and will obtain lower income tax when the application of the revaluation is submitted to Directorate General of Taxes ("DGT") during the period between the effective date of PMK and December 31, 2016. The final income tax is determined at a rate ranging from 3%‑6% on the excess of the revalued amount of fixed assets over its original net book value depending on the timing of submission of application to the DGT.

On December 29, 2015, the Company filed an application for fixed assets revaluation using self-assessed revaluation amount and has paid the related final income tax amounting to Rp750 billion. Based on the PMK, the self-assessed revaluation amount should be evaluated by a Public Independent Appraiser (“KJPP”) or valuation specialist, which is registered with the Government before December 31, 2016. Upon verification of the completeness and accuracy of the application, the DGT may issue approval letter within 30 days after the receipt of complete application. The Company has appointed a KJPP to perform fixed assets revaluation of the Company.

The Company submitted the fixed asset revaluation documents phase 1 to DGT on September 29, 2016. On November 10, 2016, DGT issued approval regarding fixed assets revaluation amounting to Rp7,078 billion with related final income tax amounting to Rp212 billion.

On December 15, 2016, the Company submitted its fixed assets revaluation application for Phase 2 to DGT and expects to be eligible for 6% tax rate. In its application, the Company estimated a revaluation increment of Rp8,961 billion with estimated final income tax of Rp538 billion. In 2017, the Company received fixed asset revaluation report from KJPP. Based on the report, the value of fixed asset increased amounting to Rp8,982 billion with related final income tax amounting to Rp540 billion. The Company has paid final income tax amounting to Rp2 billion as addition on September 22, 2017 and November 15, 2017. On November 21, 2017, DGT issued approval regarding fixed assets revaluation amounting to Rp8,982 billion with related final income tax amounting to Rp540 billion.

A deductible temporary difference arose on this fixed assets revaluation for tax purposes since the tax base of the fixed assets is higher than their carrying amount. The deductible temporary difference results in a deferred tax asset since the economic benefits will flow to the Company in a form of reduction of taxable income in the future periods when the assets are recovered.

In 2016 and 2017, the Company recognized deferred tax assets amounting to Rp1,415 billion and Rp1,796 billion, respectively, on the phase 1  and phase 2 revaluation increment on fixed assets  as approved by the DGT.

i.     Deferred tax assets and liabilities

The details of the Group's deferred tax assets and liabilities are as follows:

		Effect of
		Adoption
		of new	(Charged)	Charged to other
	December 31,	accounting	credited to profit	comprehensive	Charged	December 31,
	2017	standards	or loss	income	to equity	2018
The Company
Deferred tax assets:
Net periodic pension and other post-employment benefit costs	1,102	—	27	(466)	—	663
Allowance for expected credit losses	594	(40)	132	—	—	686
Provision for employee benefits	247	—	(32)	—	—	215
Difference between accounting and tax bases of property and equipment	240	—	180	—	—	420
Deferred installation fee	74	—	18	—	—	92
Accrued expenses and provision for inventory obsolescence	43	—	36	—	—	79
Land rights, intangible assets, and others	(1)	—	10	—	—	9
Fiscal loss	172	—	(172)	—	—	—
Total deferred tax assets	2,471	(40)	199	(466)	—	2,164
Deferred tax liabilities:
Cost to obtain contracts	—	(42)	(38)	—	—	(80)
Valuation of long-term investment	(11)	—	—	—	—	(11)
Leases	1	—	(2)	—	—	(1)
Total deferred tax liabilities	(10)	(42)	(40)	—	—	(92)
Deferred tax assets of the Company - net	2,461	(82)	159	(466)	—	2,072
Deferred tax assets of the other subsidiaries - net	343	0	75	(8)	(5)	405
Total deferred tax assets - net	2,804	(82)	234	(474)	(5)	2,477
Telkomsel
Deferred tax assets:
Provision for employee benefits	677	—	83	(119)	—	641
Allowance for expected credit losses	184	98	88	—	—	370
Total deferred tax assets	861	98	171	(119)	—	1,011
Deferred tax liabilities:
Leases	(726)	—	(170)	—	—	(896)
Difference between accounting and tax bases of property and equipment	(552)	—	(64)	—	—	(616)
License amortization	(60)	—	(58)	—	—	(118)
Total deferred tax liabilities	(1,338)	—	(292)	—	—	(1,630)
Deferred tax liabilities of Telkomsel - net	(477)	98	(121)	(119)	—	(619)
Deferred tax liabilities of the other subsidiaries - net	(456)	(16)	(47)	(5)	(54)	(578)
Total deferred tax liabilities - net	(933)	82	(168)	(124)	(54)	(1,197)

		(Charged)	Credited to other
	December 31,	credited to profit	comprehensive	Charged	December 31,
	2018	or loss	income	to equity	2019
The Company
Deferred tax assets:
Net periodic pension and other post-employment cost	663	(70)	244	—	837
Allowance for expected credit losses	686	88	—	—	774
Difference between accounting and tax bases of property and equipment	420	7	—	—	427
Provision for employee benefits	215	15	—	—	230
Deferred installation fee	92	0	—	—	92
Accrued expenses and provision for inventory obsolescence	79	(4)	—	—	75
Land rights, intangible assets, and others	9	10	—	—	19
Total deferred tax assets	2,164	46	244	—	2,454
Deferred tax liabilities:
Cost to obtain contracts	(80)	(54)	—	—	(134)
Valuation of long-term investment	(11)	—	—	—	(11)
Leases	(1)	(7)	—	—	(8)
Total deferred tax liabilities	(92)	(61)	—	—	(153)
Deferred tax assets of the Company - net	2,072	(15)	244	—	2,301
Deferred tax assets of the other subsidiaries - net	405	155	10	(92)	478
Total deferred tax assets - net	2,477	140	254	(92)	2,779
Telkomsel
Deferred tax assets:
Provision for employee benefits	641	83	141	—	865
Allowance for expected credit losses	370	(88)	—	—	282
Total deferred tax assets	1,011	(5)	141	—	1,147
Deferred tax liabilities:
Leases	(896)	(90)	—	—	(986)
Difference between accounting and tax bases of property and equipment	(616)	68	—	(9)	(557)
License amortization	(118)	(33)	—	—	(151)
Total deferred tax liabilities	(1,630)	(55)	—	(9)	(1,694)
Deferred tax liabilities of Telkomsel - net	(619)	(60)	141	(9)	(547)
Deferred tax liabilities of the other subsidiaries - net	(578)	100	16	(195)	(657)
Total deferred tax liabilities - net	(1,197)	40	157	(204)	(1,204)

As of December 31, 2018 and 2019, the aggregate amounts of temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized were Rp31,296 billion and Rp29,118 billion, respectively.

Realization of the deferred tax assets is dependent upon the Group’s capability in generating future profitable operations. Although realization is not assured, the Group believes that it is probable that these deferred tax assets will be realized through reduction of future taxable income when temporary differences reverse. The amount of deferred tax assets is considered realizable; however, it can be reduced if actual future taxable income is lower than estimates.

j.     Administration

From 2008 to 2019, the Company has been consecutively entitled to income tax rate reduction of 5% for meeting the requirements in accordance with the Government Regulation No. 81/2007 as amended by Government Regulation No. 77/2013 and the latest by Government Regulation No. 56/2015 in conjunction with PMK No. 238/PMK.03/2008. On the basis of historical data, for the year ended December 31, 2018 and 2019, the Company calculates the deferred tax using the tax rate of 20%.

The taxation laws of Indonesia require that the Company and its local subsidiaries submit individual tax returns on the basis of self-assessment. Under prevailing regulations, the DGT may assess or amend taxes within a certain period. For fiscal years 2007 and earlier, the period is within ten years from the time the tax became due, but not later than 2013, while for fiscal years 2008 and onwards, the period is within five years from the time the tax became due.

The Ministry of Finance of the Republic of Indonesia has issued Regulation No. 85/PMK.03/2012 dated June 6, 2012 as amended by PMK No. 136/ PMK.03/2012 dated August 16, 2012 concerning the appointment of State-Owned Enterprises ("SOEs") to withhold, deposit and report VAT and Sales Tax on Luxury Goods ("PPnBM") according to the procedures outlined in the Regulation which is effective from July 1, 2012. The Ministry of Finance of the Republic of Indonesia also has issued Regulation No. 224/PMK.011/2012 dated December 26, 2012 concerning the appointment of SOEs for withholding tax article 22 as amended by PMK No. 34/PMK.010/2017 dated March 1, 2017. The Company has withheld, deposited, and reported the VAT, PPnBM and also withholding tax article 22 in accordance with the Regulations.

In May 2019, the Company was appointed as Low Risk Taxable Entrepreneur through DGT Decree No.KEP-00080/WPJ.19/KP.04/2019. In accordance with the Ministry of Finance Regulation No. 39/PMK.03/2018 dated April 12, 2018 as amended by PMK No. 117/PMK.03/2019 dated August 16, 2019, the Company was given the preliminary return on tax overpayment as referred to the taxation laws.